Audited Pro Forma Combined Financial Information As Of The Year Ended December 31, 2023 (Details) $ / shares in Units, € in Thousands		6 Months Ended	12 Months Ended
	Nov. 26, 2024 shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Audited Pro Forma Combined Financial Information As Of The Year Ended December 31, 2023 [Line Items]
Percentage of completed the acquisition		69.36%	69.36%
Net assets of quality (in Dollars) | €				€ 1,852		€ 2,731		€ 29,353	€ 49,512
Net assets (in Dollars)				€ 1,852		€ 2,731	$ 515,655
Minority interest (in Dollars) | $					$ 227,844
Minority interest percentage		30.64%
Purchase price paid (in Dollars) | $		$ 15,389,898
Implied goodwill (in Dollars) | $			$ 14,874,243
Class A Ordinary Shares [Member]
Audited Pro Forma Combined Financial Information As Of The Year Ended December 31, 2023 [Line Items]
Percentage of issued shares	19.99%
Issued shares	3,818,969
Converted shares	41,713,270
Series A Convertible Preferred Shares [Member]
Audited Pro Forma Combined Financial Information As Of The Year Ended December 31, 2023 [Line Items]
Issuance of convertible preferred shares		4,171,328
issuance convertible preferred shares (in Dollars per share) | $ / shares		$ 0.338
Series A Ordinary Shares [Member]
Audited Pro Forma Combined Financial Information As Of The Year Ended December 31, 2023 [Line Items]
Issuance of ordinary shares		3,818,969
Issuance of ordinary shares price (in Dollars per share) | $ / shares		$ 0.338
Fusion Fuel if the Acquisition [Member]
Audited Pro Forma Combined Financial Information As Of The Year Ended December 31, 2023 [Line Items]
Net assets of quality (in Dollars) | $							$ 743,499
Forecast [Member]
Audited Pro Forma Combined Financial Information As Of The Year Ended December 31, 2023 [Line Items]
Percentage of completed the acquisition	69.36%
Percentage of issued shares	19.99%
Forecast [Member] | Class A Ordinary Shares [Member]
Audited Pro Forma Combined Financial Information As Of The Year Ended December 31, 2023 [Line Items]
Issued shares	3,818,969
Forecast [Member] | Series A Convertible Preferred Shares [Member]
Audited Pro Forma Combined Financial Information As Of The Year Ended December 31, 2023 [Line Items]
Issued shares	4,171,327
Forecast [Member] | Class A Shares [Member]
Audited Pro Forma Combined Financial Information As Of The Year Ended December 31, 2023 [Line Items]
Converted shares	41,713,270
Forecast [Member] | Common stock [Member]
Audited Pro Forma Combined Financial Information As Of The Year Ended December 31, 2023 [Line Items]
Issued shares	78,312,334
Forecast [Member] | Series B Preferred Stock [Member]
Audited Pro Forma Combined Financial Information As Of The Year Ended December 31, 2023 [Line Items]
Issued shares	20,000
Forecast [Member]
Audited Pro Forma Combined Financial Information As Of The Year Ended December 31, 2023 [Line Items]
Percentage of completed the acquisition	69.36%
Percentage of issued shares	19.99%
Forecast [Member] | Class A Ordinary Shares [Member]
Audited Pro Forma Combined Financial Information As Of The Year Ended December 31, 2023 [Line Items]
Issued shares	3,818,969
Forecast [Member] | Series A Convertible Preferred Shares [Member]
Audited Pro Forma Combined Financial Information As Of The Year Ended December 31, 2023 [Line Items]
Issued shares	4,171,327
Forecast [Member] | Class A Shares [Member]
Audited Pro Forma Combined Financial Information As Of The Year Ended December 31, 2023 [Line Items]
Converted shares	41,713,270